Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Total	Share capital	Share premium and capital reserves	Remeasurement of IAS 19	Treasury shares	Presentation / Foreign currency translation reserve	Accumulated loss	Non- controlling interests	Total
Balance at Dec. 31, 2021	$ 1,343,356	$ 386,665	$ 1,266,027		$ (1,509)	$ 1,407	$ (309,234)	$ 875	$ 1,344,231
Investment of non-controlling party in subsidiary								784	784
Loss for the year	(227,423)						(227,423)	(872)	(228,295)
Other comprehensive loss for the year	1,684			$ 2,508		(824)		(20)	1,664
Exercise of warrants, options and vesting of RSUs		1,741	(1,741)
Share-based payment acquired	(1,005)		(1,005)						(1,005)
Share-based payments	32,913		32,913						32,913
Balance at Dec. 31, 2022	1,149,525	388,406	1,296,194	2,508	(1,509)	583	(536,657)	767	1,150,292
Investment of non-controlling party in subsidiary								1,332	1,332
Loss for the year	(54,550)						(54,550)	(1,110)	(55,660)
Other comprehensive loss for the year	545			(1,801)		2,346		22	567
Exercise of warrants, options and vesting of RSUs		12,294	(12,294)
Repurchase of treasury shares	(96,387)				(96,387)				(96,387)
Share-based payment acquired	(4,459)		(4,459)						(4,459)
Share-based payments	20,101		20,101						20,101
Balance at Dec. 31, 2023	1,014,775	400,700	1,299,542	707	(97,896)	2,929	(591,207)	1,011	1,015,786
Investment of non-controlling party in subsidiary								792	792
Loss for the year	(95,894)						(95,894)	(1,029)	(96,923)
Other comprehensive loss for the year	(4,654)			(2,769)		(1,885)		(59)	(4,713)
Exercise of warrants, options and vesting of RSUs		8,445	(8,445)
Repurchase of treasury shares	(69,755)				(69,755)				(69,755)
Share-based payment acquired	(363)		(363)						(363)
Share-based payments	13,883		13,883						13,883
Balance at Dec. 31, 2024	$ 857,992	$ 409,145	$ 1,304,617	$ (2,062)	$ (167,651)	$ 1,044	$ (687,101)	$ 715	$ 858,707